Related Party Transaction	12 Months Ended
Mar. 31, 2024
Related Party Transaction [Abstract]
RELATED PARTY TRANSACTION
23.	RELATED PARTY TRANSACTION
There are no material related party transactions for the years ended March 31, 2022, 2023 and 2024.